Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Additional Information [Line Items]
Unrecognized tax benefits		$ 5,151,000	$ 4,869,000	$ 4,256,000
Federal and State Net Operating Loss Carryforwards	21,537,000	20,607,000
Operating Loss Carryforwards Expiration Year	2018
Tax Credit Carryforward Expiration Year	2017
Domestic Tax Authority [Member]
Income Taxes Additional Information [Line Items]
Tax Credit Carryforward, Amount		1,157,000
State and Local Jurisdiction [Member]
Income Taxes Additional Information [Line Items]
Tax Credit Carryforward, Amount	$ 1,399,000	$ 242,000